Capital management (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital management
Share capital	€ 6,505	€ 6,430
Cash and cash equivalents	30,001	34,186	€ 21,610	€ 17,888
Financial assets	18,000	51,369
Term account amounts
Capital management
Financial assets	€ 18,000	€ 51,400